Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings Per Share
Profit attributable to owners of the Company	₺ 12,553,996	₺ 6,880,436	[1]	₺ 7,135,436	[1]
Weighted average number of shares	2,182,106,193	2,183,106,193		2,183,106,193
Basic earnings per share for profit attributable to owners of the Company (in full TL)	₺ 5.75	₺ 3.15	[1]	₺ 3.27	[1]
Diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 5.75	₺ 3.15	[1]	₺ 3.27	[1]
Profit from continuing operations attributable to owners of the Company	₺ 10,584,322	₺ 6,038,066		₺ 6,416,709
Weighted average number of shares	2,182,106,193	2,183,106,193		2,183,106,193
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL	₺ 4.85	₺ 2.77	[1]	₺ 2.94	[1]
Diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 4.85	₺ 2.77	[1]	₺ 2.94	[1]
Profit (loss) from discontinued operations	₺ 1,969,674	₺ 842,370	[1]	₺ 718,727	[1]
Weighted average number of shares	2,182,106,193	2,183,106,193		2,183,106,193
Basic earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	₺ 0.90	₺ 0.39		₺ 0.33
Diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	₺ 0.90	₺ 0.39		₺ 0.33

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations